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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:  ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Eden Capital Management Partners, L.P.*
Address:    2727 Allen Parkway
            Suite 1880
            Houston, Texas 77019

Form 13F File Number:  28-06443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Adam Newar
Title:      President
Phone:      (713) 807-1760

Signature, Place and Date of Signing:

   /s/Adam Newar                  Houston, Texas               August 10, 2001
 -----------------              ------------------           -------------------
    [Signature]                   [City, State]                     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

*Eden Capital Management Partners, L.P. succeeded to all of the assets of Eden Capital Management, Inc. on January 1, 2001, and therefore is filing this report to continue the quarterly filing obligations that Eden Capital Management, Inc. would have had if it had not transferred the assets.
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None
                                        ----------------------------------

Form 13F Information Table Entry Total:  38
                                        ----------------------------------

Form 13F Information Table Value Total:  93,251
                                        ----------------------------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

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                           FORM 13F INFORMATION TABLE

    COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7             COLUMN 8
    --------          --------------  --------  --------  ------------------  ----------  --------   ---------------------------
                                                 VALUE    SHRS OR    SH/PUT/  INVESTMENT    OTHER     VOTING   AUTHORITY
 NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS     SOLE     SHARED     NONE
 --------------       --------------  --------  --------  -------   --------  ----------  --------   --------  ---------  ------
 ADMINISTAFF INC.      COMMON STOCK   07094105     884     40,000      SH        SOLE       NONE      40,000       0         0
--------------------------------------------------------------------------------------------------------------------------------
 AMERICAN POWER
 CONVERSION CORP.      COMMON STOCK   29066107   2,016    135,000      SH        SOLE       NONE      135,000      0         0
--------------------------------------------------------------------------------------------------------------------------------
 APACHE CORP.          COMMON STOCK  037411105     355     15,000      SH        SOLE       NONE      15,000       0         0
--------------------------------------------------------------------------------------------------------------------------------
 AVNET, INC.           COMMON STOCK  053807103   1,704     95,000      SH        SOLE       NONE      95,000       0         0
--------------------------------------------------------------------------------------------------------------------------------
 AVX CORPORATION       COMMON STOCK  002444107   2,394    130,500      SH        SOLE       NONE      130,500      0         0
--------------------------------------------------------------------------------------------------------------------------------
 CHARLES SCHWAB
 CORPORATION NEW       COMMON STOCK  808513105     772     50,000      SH        SOLE       NONE      50,000       0         0
--------------------------------------------------------------------------------------------------------------------------------
 CIRCUIT CITY
 STORES, INC.          COMMON STOCK  172737108   4,113    200,000      SH        SOLE       NONE      200,000      0         0
--------------------------------------------------------------------------------------------------------------------------------
 CIRRUS LOGIC, INC.    COMMON STOCK  172755100     875     40,000      SH        SOLE       NONE      40,000       0         0
--------------------------------------------------------------------------------------------------------------------------------
 CLEAR CHANNEL
 COMMUNICATIONS, INC.  COMMON STOCK  184502102   2,759     42,500      SH        SOLE       NONE      42,500       0         0
--------------------------------------------------------------------------------------------------------------------------------
 CONSOLIDATED
 GRAPHICS INC.         COMMON STOCK  209341106     170     10,000      SH        SOLE       NONE      10,000       0         0
--------------------------------------------------------------------------------------------------------------------------------
 COSTCO WHOLESALE
 CORPORATION           COMMON STOCK  22160K105   4,478     91,700      SH        SOLE       NONE      91,700       0         0
--------------------------------------------------------------------------------------------------------------------------------
 DRIL-QUIP,  INC.      COMMON STOCK  262037104     861     74,400      SH        SOLE       NONE      74,400       0         0
--------------------------------------------------------------------------------------------------------------------------------
 GAP INC.              COMMON STOCK  364760108   2,436    100,900      SH        SOLE       NONE      100,900      0         0
--------------------------------------------------------------------------------------------------------------------------------
 HISPANIC
 BROADCASTING          CLASS A
 CORPORATION           COMMON STOCK  43357B104   5,193    165,000      SH        SOLE       NONE      165,000      0         0
--------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL
 FLAVORS &
 FRAGRANCES INC.       COMMON STOCK  459506101   6,509    224,900      SH        SOLE       NONE      224,900      0         0
--------------------------------------------------------------------------------------------------------------------------------
 INTUIT                COMMON STOCK  461202103   3,439     87,500      SH        SOLE       NONE      87,500       0         0
--------------------------------------------------------------------------------------------------------------------------------
 LSI LOGIC
 CORPORATION           COMMON STOCK  502161102   1,350    133,800      SH        SOLE       NONE      133,800      0         0
--------------------------------------------------------------------------------------------------------------------------------
 METRIS COS INC.       COMMON STOCK  591598107   2,629     80,000      SH        SOLE       NONE       80,000      0         0
--------------------------------------------------------------------------------------------------------------------------------
 MICRON TECHNOLOGY,
 INC.                  COMMON STOCK  595112103   1,110     28,800      SH        SOLE       NONE      28,800       0         0
--------------------------------------------------------------------------------------------------------------------------------


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

 NEIMAN MARCUS GROUP   CLASS A
 INC.                  COMMON STOCK  640204202   1,085     26,200      SH        SOLE       NONE      26,200       0         0
--------------------------------------------------------------------------------------------------------------------------------
 NEWFIELD
 EXPLORATION CO.       COMMON STOCK  651290108   1,731     65,000      SH        SOLE       NONE      65,000       0         0
--------------------------------------------------------------------------------------------------------------------------------
 PACIFIC SUNWEAR
 CALIF INC.            COMMON STOCK  694873100   2,983    140,000      SH        SOLE       NONE      140,000      0         0
--------------------------------------------------------------------------------------------------------------------------------
 PAYCHEX INC.          COMMON STOCK  704326107   1,200     30,000      SH        SOLE       NONE      30,000       0         0
--------------------------------------------------------------------------------------------------------------------------------
 PEP BOYS MANY MOE &
 JACK                  COMMON STOCK  713278109   3,672    205,000      SH        SOLE       NONE      205,000      0         0
--------------------------------------------------------------------------------------------------------------------------------
 PHARMACEUTICAL
 PRODUCT
 DEVELOPMENT, INC.     COMMON STOCK  717124101   1,526     65,000      SH        SOLE       NONE      65,000       0         0
--------------------------------------------------------------------------------------------------------------------------------
 POWER-ONE, INC.       COMMON STOCK  739308104   1,381     87,500      SH        SOLE       NONE      87,500       0         0
--------------------------------------------------------------------------------------------------------------------------------
 PROVIDIAN FINL CORP.  COMMON STOCK  74406A102   3,552     50,000      SH        SOLE       NONE      50,000       0         0
--------------------------------------------------------------------------------------------------------------------------------
 QUINTILES
 TRANSNATIONAL CORP.   COMMON STOCK  748767100   6,085    250,000      SH        SOLE       NONE      250,000      0         0
--------------------------------------------------------------------------------------------------------------------------------
 SCI SYSTEMS, INC.     COMMON STOCK  783890106   1,428    110,000      SH        SOLE       NONE      110,000      0         0
--------------------------------------------------------------------------------------------------------------------------------
 SEALED AIR
 CORPORATION           PREFERRED
 NEW                   STOCK         81211K209     519     49,100      SH        SOLE       NONE      43,453.5     0    5,646.5
--------------------------------------------------------------------------------------------------------------------------------
 SERVICE CORP INTL.    COMMON STOCK  817565104     719    128,500      SH        SOLE       NONE      128,500      0         0
--------------------------------------------------------------------------------------------------------------------------------
 SILICON VALLEY
 BANCSHARES            COMMON STOCK  827064106   2,596    157,500      SH        SOLE       NONE      157,500      0         0
--------------------------------------------------------------------------------------------------------------------------------
 SOUTHWEST
 BANCORPORATION OF
 TEXAS, INC.           COMMON STOCK  84476R109   1,057     35,000      SH        SOLE       NONE      35,000       0         0
--------------------------------------------------------------------------------------------------------------------------------
 ULTRATECH STEPPER
 INC.                  COMMON STOCK  904034105     872     40,000      SH        SOLE       NONE      40,000       0         0
--------------------------------------------------------------------------------------------------------------------------------
 UNIVISION             CLASS A
 COMMUNICATIONS INC.   COMMON STOCK  914906102   6,246    110,000      SH        SOLE       NONE      110,000      0         0
--------------------------------------------------------------------------------------------------------------------------------
 VISHAY
 INTERTECHNOLOGY INC.  COMMON STOCK  928298108   2,898    117,000      SH        SOLE       NONE      117,000      0         0
--------------------------------------------------------------------------------------------------------------------------------


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

 W.W. GRAINGER, INC.   COMMON STOCK  384802104   3,046     76,700      SH        SOLE       NONE      76,700       0         0
--------------------------------------------------------------------------------------------------------------------------------
 ZIONS BANCORPORATION  COMMON STOCK  989701107   6,608    115,000      SH        SOLE       NONE      115,000      0         0
--------------------------------------------------------------------------------------------------------------------------------


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